CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1.   This  filing  is  made  on  behalf  of  Janus   Investment  Fund  (the
          "Registrant"). Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

     2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 103 ("PEA No. 103") on February 22, 2002 pursuant to Rule 485(b) under the 1933 Act for the following funds:


          Janus Fund                        Janus Government Money Market Fund -
          Janus Twenty Fund                   Institutional Shares
          Janus Venture Fund                Janus Government Money Market Fund -
          Janus Olympus Fund                  Investor Shares
          Janus Worldwide Fund              Janus Government Money Market Fund -
          Janus Overseas Fund                 Service Shares
          Janus Global Life Sciences        Janus Money Market Fund -
          Janus Global Technology Fund        Institutional Shares
          Janus Enterprise Fund             Janus Money Market Fund -
          Janus Mercury Fund                  Investor Shares
          Janus Special Situations Fund     Janus Money Market Fund -
          Janus Strategic Value Fund          Service Shares
          Janus Orion Fund                  Janus Tax-Exempt Money Market Fund -
          Janus Fund 2                        Institutional Shares
          Janus Global Value Fund           Janus Tax-Exempt Money Market Fund -
          Janus Core Equity Fund              Investor Shares
          Janus Growth and Income Fund      Janus Tax-Exempt Money Market Fund -
          Janus Balanced Fund                 Service Shares
          Janus Flexible Income Fund
          Janus Federal Tax-Exempt Fund
          Janus High-Yield Fund
          Janus Short-Term Bond Fund

          (collectively, the "Funds").

     3.   The text of PEA No. 103 has been filed electronically.




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          DATED: February 27, 2002.

                                            JANUS INVESTMENT FUND
                                            on behalf of the Funds



                                            By: /s/ Kelley Abbott Howes
                                              ----------------------------------
                                              Kelley Abbott Howes
                                              Vice President and Secretary